10-K Consolidated Statements of Temporary Equity and Shareholders' Equity - USD ($) $ in Thousands		Total		Reclassifications	Common shares SVS		Common shares MVS [4]	Additional paid-in capital	Additional paid-in capital Reclassifications	Treasury shares	Treasury shares Reclassifications	Accumulated other comprehensive loss	Accumulated deficit
Redeemable non-controlling interest, beginning balance at Dec. 31, 2022		$ 121,113
Changes in redeemable non-controlling interest contingency
Excess carrying value of redeemed non-controlling interest over consideration paid in SVS	[1],[2]	0
Contribution from non-controlling interest		4,166
Foreign currency translation gain (loss)		4,511
Excess redemption value above carrying value	[1]	0
Net income (loss)		(9,140)
Redeemable non-controlling interest, ending balance at Dec. 31, 2023		120,650
Common stock, beginning balance (in shares) at Dec. 31, 2022					207,840,042	[3]	31,323,568
Balance, beginning of period at Dec. 31, 2022		1,279,705		$ 0				$ 2,163,061	$ (5,208)	$ (5,208)	$ 5,208	$ (18,594)	$ (859,554)
Changes in stockholders equity
Issuance of shares — acquisitions (in shares)	[3]				4,109,668
Issuance of shares in connection with acquisitions		17,375						17,375
Issuance of shares — public offering (in shares)	[3]				900,000
Issuance of shares - public offering		11,497						11,497
SVS contributed to Curaleaf, Inc. (Reorganization) (in shares)	[3],[5]				(84,772)
SVS contributed to Curaleaf, Inc. (Reorganization)	[3],[5]	(1,050)								(1,050)
Escrow shares returned and retired (in shares)	[3]				(116,931)
Escrow shares returned and retired		(2,465)						(2,465)
Foreign currency translation gain (loss)		6,719										6,719
Exercise of stock options (in shares)	[3]				70,590
Exercise of stock options		48						48
Issuance of SVS for settlement of RSUs (in shares)	[3],[6]				533,768
Share-based compensation		20,010						20,010
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		(281,197)	[7]										(281,197)
Common stock, ending balance (in shares) at Dec. 31, 2023					213,252,365	[3]	31,323,568
Balance, end of period at Dec. 31, 2023		1,050,642		$ (488)				2,204,318	$ (1,538)	(1,050)	$ 1,050	(11,875)	(1,140,751)
Changes in redeemable non-controlling interest contingency
Excess carrying value of redeemed non-controlling interest over consideration paid in SVS	[2]	0
Foreign currency translation gain (loss)		(4,633)
Excess redemption value above carrying value		22,746
Net income (loss)		(6,584)
Redeemable non-controlling interest, ending balance at Dec. 31, 2024		132,179
Changes in stockholders equity
Issuance of shares — acquisitions (in shares)	[3]				4,266,930
Issuance of shares in connection with acquisitions		32,117						32,117
Escrow shares returned and retired (in shares)	[3]				(56,719)
Escrow shares returned and retired		(535)						(535)
Foreign currency translation gain (loss)		(8,205)										(8,205)
Exercise of stock options (in shares)	[3]				25,130
Exercise of stock options		156						156
Issuance of SVS for settlement of RSUs (in shares)	[3],[6]				1,076,186
Issuance of SVS for settlement of PSUs (in shares)	[3],[6]				132,179
Excess redemption value above carrying value		(22,746)						(22,746)
Share-based compensation		25,696						25,696
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		$ (215,423)	[7]										(215,423)
Common stock, ending balance (in shares) at Dec. 31, 2024		250,019,639			218,696,071	[3],[8]	31,323,568
Balance, end of period at Dec. 31, 2024		$ 861,214						2,237,468		0		(20,080)	(1,356,174)
Changes in redeemable non-controlling interest contingency
Foreign currency translation gain (loss)		2,756
Excess redemption value above carrying value		13,327
Net income (loss)		817
Redeemable non-controlling interest, ending balance at Mar. 31, 2025		149,079
Changes in stockholders equity
Extinguishment of convertible notes — issuance of SVS (in shares)	[8]				1,427,532
Extinguishment of convertible notes — issuance of SVS	[8]	16,500						16,500
Foreign currency translation gain (loss)		6,063										6,063
Exercise of stock options (in shares)	[8]				33,333
Exercise of stock options		10						10
Issuance of SVS for settlement of RSUs (in shares)	[8],[9]				556,208
Issuance of SVS for settlement of PSUs (in shares)	[8],[9]				119,983
Excess redemption value above carrying value		(13,327)						(13,327)
Share-based compensation		4,624						4,624
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		(61,063)											(61,063)
Common stock, ending balance (in shares) at Mar. 31, 2025					220,833,127	[8]	31,323,568
Balance, end of period at Mar. 31, 2025		814,021						2,245,275				(14,017)	(1,417,237)
Redeemable non-controlling interest, beginning balance at Dec. 31, 2024		132,179
Changes in redeemable non-controlling interest contingency
Issuance of SVS to settle NCI	[3]	(5,418)
Excess carrying value of redeemed non-controlling interest over consideration paid in SVS	[2],[3]	(96,696)
Foreign currency translation gain (loss)		8,655
Excess redemption value above carrying value		42,294
Net income (loss)		2,917
Redeemable non-controlling interest, ending balance at Dec. 31, 2025		$ 83,931
Common stock, beginning balance (in shares) at Dec. 31, 2024		250,019,639			218,696,071	[3],[8]	31,323,568
Balance, beginning of period at Dec. 31, 2024		$ 861,214						2,237,468		0		(20,080)	(1,356,174)
Changes in stockholders equity
Extinguishment of convertible notes — issuance of SVS (in shares)	[3]				1,427,532
Extinguishment of convertible notes — issuance of SVS	[3]	16,500						16,500
Issuance of SVS to settle non-controlling interest (in shares)	[3]				2,270,284
Issuance of SVS to settle non-controlling interest	[3]	5,418						5,418
Excess carrying value of redeemed non-controlling interest over consideration in SVS	[3]	96,696						96,696
Acquisition related contingent equity consideration (in shares)	[3]				207,055
Acquisition related contingent equity consideration		497						497
Acquisition related deferred equity consideration (in shares)	[3]				1,920,907
Acquisition related deferred equity consideration		77						77
Foreign currency translation gain (loss)		18,272										18,272
Exercise of stock options (in shares)	[3]				621,424
Exercise of stock options		256						256
Issuance of SVS for settlement of liability (in shares)	[3],[10]				32,017
Issuance of SVS for settlement of liability	[3],[10]	77						77
Issuance of SVS for settlement of RSUs (in shares)	[3],[6]				872,741
Issuance of SVS for settlement of PSUs (in shares)	[3],[6]				119,983
Excess redemption value above carrying value		(42,294)						(42,294)
Share-based compensation		30,707						30,707
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		$ (231,070)											(231,070)
Common stock, ending balance (in shares) at Dec. 31, 2025		257,491,582			226,168,014	[3],[8]	31,323,568
Balance, end of period at Dec. 31, 2025		$ 756,350						2,345,402		$ 0		(1,808)	(1,587,244)
Changes in redeemable non-controlling interest contingency
Foreign currency translation gain (loss)		3,701
Excess redemption value above carrying value		381
Net income (loss)		(16)
Redeemable non-controlling interest, ending balance at Mar. 31, 2026		87,997
Changes in stockholders equity
Foreign currency translation gain (loss)		$ (8,354)										(8,354)
Exercise of stock options (in shares)		996,576			996,576	[8]
Exercise of stock options		$ 478						478
Issuance of SVS for settlement of RSUs (in shares)	[8],[9]				1,995,496
Issuance of SVS for settlement of PSUs (in shares)	[8],[9]				928,214
Excess redemption value above carrying value		(381)						(381)
Share-based compensation		9,664						9,664
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		$ 69,799											69,799
Common stock, ending balance (in shares) at Mar. 31, 2026		260,491,464			229,167,896	[8]	31,323,568
Balance, end of period at Mar. 31, 2026		$ 821,112						$ 2,348,719				$ (10,162)	$ (1,517,445)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]	*as defined herein
[3]	*as defined in Note 1 — Operations of the Company
[4]	***as defined in Note 2 — Basis of presentation
[5]	(2) See the section titled "2023 change in ownership" in Note 2 - Basis of presentation for additional details.
[6]	**as defined in Note 3 — Significant accounting policies
[7]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[8]	*as defined in Note 1 — Operations of the Company
[9]	**as defined in Note 3 — Significant accounting policies
[10]	(1) The Company issued shares to settle a liability stemming from then-outstanding supply obligations.